Finance income (expense) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule For Finance Income And Expense [Line Items]
Interest income	$ 10	$ 78	$ 43
Remeasurement of royalty obligation	(169)	(262)	953
Accretion of acquisition payable	(44)
Change in fair value of contingent consideration	0	(178)	(6)
Bank charges and other interest	(26)	(29)	(21)
Finance expense from lease obligation	23
Total Finance costs (income)	$ (206)	(525)	765
MIOP loan
Schedule For Finance Income And Expense [Line Items]
Accretion of acquisition payable		(96)	0
Finance expense from lease obligation		$ (38)	$ (49)